Derivative Liability - Summary of Warrants Derivative Liabilities Activity (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Change in Fair Value of warrants and notes		$ (36,484)		$ (102,821)	$ (114,435)	$ (185,057)
Warrant Derivative Liabilities [Member]
Fair value beginning			461,539	$ 347,700	347,700	240,955
Change due to Issuances						55,316
Change due to Exercise/Conversion					(596)	(128,111)
Change due to Exercise/Conversion/Cancellation			(461,539)
Change in Fair Value of warrants and notes			0		114,435	179,540
Fair value ending					$ 461,539	$ 347,700